Convertible Notes Payable (Detail) (USD $)	0 Months Ended	1 Months Ended									2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended						6 Months Ended		5 Months Ended	6 Months Ended		1 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended	5 Months Ended	1 Months Ended	5 Months Ended	1 Months Ended					1 Months Ended	2 Months Ended	5 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended			1 Months Ended
	Feb. 02, 2012	Jul. 31, 2012	Feb. 29, 2012	Oct. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Nov. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Oct. 31, 2009	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2006	Feb. 24, 2012	Sep. 30, 2011	Jun. 30, 2012 Warrant [Member] Minimum [Member]	Jun. 30, 2012 Warrant [Member] Maximum [Member]	Feb. 27, 2012 Warrant [Member]	Jun. 30, 2012 Warrant [Member]	Nov. 30, 2010 Officer [Member]	Nov. 30, 2010 Non-Employee Directors [Member] The 2010 Junior Secured Notes Payable [Member]	Nov. 30, 2010 Non-Employee Directors [Member]	Apr. 30, 2011 Minimum [Member]	Feb. 02, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Mar. 31, 2010 Minimum [Member]	Apr. 30, 2011 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Feb. 29, 2012 Unamortized Discount [Member] The 2010 Unsecured Convertible Notes Payable [Member]	Feb. 27, 2012 Unamortized Discount [Member] The 2011 Unit Offering Note [Member]	Feb. 29, 2012 Umamortized Deferred Offering Costs [Member] The 2010 Unsecured Convertible Notes Payable [Member]	Feb. 27, 2012 Umamortized Deferred Offering Costs [Member] The 2011 Unit Offering Note [Member]	Feb. 29, 2012 The 2010 Unsecured Convertible Notes Payable [Member]	Mar. 31, 2010 The 2010 Unsecured Convertible Notes Payable [Member]	Dec. 31, 2011 The 2010 Unsecured Convertible Notes Payable [Member]	Dec. 31, 2010 The 2010 Unsecured Convertible Notes Payable [Member]	Oct. 31, 2011 2011 Unit Offering Notes [Member]	Oct. 31, 2011 The 2011 Unit Offering Note [Member]	Feb. 27, 2012 The 2011 Unit Offering Note [Member]	Feb. 27, 2012 The 2011 Unit Offering Note [Member]	Dec. 31, 2011 The 2011 Unit Offering Note [Member]	Oct. 31, 2011 The 2011 Junior Secured Convertible Note [Member]	Sep. 30, 2011 The 2011 Junior Secured Convertible Note [Member]	Apr. 30, 2011 The 2011 Junior Secured Convertible Note [Member]	Dec. 31, 2011 The 2011 Junior Secured Convertible Note [Member]	Jul. 27, 2012 The 2011 Junior Secured Convertible Note [Member]	Feb. 27, 2012 The 2011 Junior Secured Convertible Note [Member]	Nov. 30, 2010 The 2010 Junior Secured Notes Payable [Member]	Dec. 31, 2010 The 2010 Junior Secured Notes Payable [Member]	Dec. 31, 2011 The 2011 Junior Secured Convertible Note Payable, Net [Member]	Mar. 31, 2010 March 2010 Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage	10.00%			10.00%	10.00%			10.00%	4.50%							8.00%		4.50%												0.00%										10.00%			10.00%							10.00%
Debt Instrument, Face Amount (in Dollars)																																								$ 4,071,000				$ 100,000						$ 2,000,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)					$ 0.60			$ 8.00								$ 0.60															$ 8.00	$ 4.00								$ 8.00	$ 1.00				$ 0.60	$ 0.60		$ 0.60			$ 0.54					$ 0.60	$ 1.00
Conversion Price As Percentage of Public Offering Price								80.00%													60.00%																			80.00%
Minimum Conversion Price Per Share (in Dollars per share)					$ 0.60																																			$ 4.00									$ 0.60				$ 0.60
Debt Conversion, Original Debt, Amount (in Dollars)			10,811,500						(1,131,399)																														4,868,017							5,491,929
Debt Conversion, Converted Instrument, Shares Issued (in Shares)									(195,868)																														4,868,041							9,153,248
Interest Expense (in Dollars)												96,018	598,450	2,421,754	1,140,325	2,498,204	1,590,471	152,473																	13,500	1,063,018	13,883	785,239
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)				50,000				25,444								1,902,750			141,500		1,310,000																							50,000							812,500
Debt Instrument, Maturity	3 years																																											3 years				3 years			3 years
Term of Warrants		5 years		5 years				5 years								5 years																												5 years
Warrants Issued During Period, Weighted Average Exercise Price (in Dollars per share)		$ 1.45												$ 0.80																														$ 0.75
Number of Unit Offering Notes Sold																																													38.055	54.305
Aggregate Principal Amount of Unit Offering Notes Sold (in Dollars)																																														5,430,500
Warrants Issued During Period (in Shares)		2,700,000												4,335,704																															941,288	2,715,250
Placement Agent Cash Fee as Percentage of Gross Proceeds																																													10.00%
Percentage of Aggregate Number of Shares of Common Stock Issuable Upon Conversion of Unit Offering Notes																8.00%																													8.00%	8.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)				0.75								0.69		0.69		0.43			4.00		0.01																								0.60	0.60					0.60
Warrants Not Settleable in Cash, Fair Value Disclosure (in Dollars)																																													237,299	237,299
Fair Value Assumptions, Expected Dividend Rate										0.00%						0.00%	0.00%							0.00%	0.00%																				0.00%
Fair Value Assumptions, Expected Volatility Rate										38.28%						46.58%	44.84%					42.10%	49.00%	49.00%																					48.00%
Fair Value Assumptions, Risk Free Interest Rate										1.14%						0.25%	0.61%					0.30%	0.93%	0.93%										0.45%											0.89%
Fair Value Assumptions, Expected Term										2 years						54 days	9 months					1 year 328 days	5 years	5 years																					5 years
Deferred Offering Costs (in Dollars)									313,007							66,500		313,007																											237,299	237,299
Intrinsic Value of Beneficial Conversion Feature (in Dollars)								834,555								163,633																													383,204	383,204
Estimated Fair Value of Common Stock (in Dollars per share)																			$ 28,696																										$ 0.60	$ 0.60
Approximate Market Interest Rate																																													10.00%	10.00%
Effective Conversion Price of Conversion Feature Under Unit Offering Notes (in Dollars per share)																																													$ 0.54	$ 0.54
Minimum Net Proceeds of a Qualified Financing (in Dollars)																																																		10,000,000
Percentage of Outstanding Shares of Stock on Fully Diluted Basis					10.00%																																													10.00%
Period to Complete a Qualified Financing																													180 days				360 days																360 days	180 days
Convertible Notes Payable, Noncurrent (in Dollars)	4,338,601											2,000,000		2,000,000		3,308,390																										3,499,725										2,000,000				1,308,390
Units Issued (in Shares)							10,714,286
Proceeds From Units Issued						100,000	247,164				90,000					1,625,000											190,000	158,816																										3,000,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate							3.50%
Common Stock, Value, Issued							2,775,300				161,858	422,735		422,735		164,108	161,858
Long-term Debt							3,000,000
Debt Instrument, Unamortized Discount							2,775,300				653,236						653,236																									571,275									316,610					327,266
Debt Instrument, Convertible, Remaining Discount Amortization Period							10 years
Units Issued Purchased (in Shares)							567,203									38				54.3						882,726
Other Accrued Liabilities, Current											2,079,574	1,709,055		1,709,055		2,015,046	2,079,574																																		66,500				100,000
Debt Instrument, Convertible, Effective Interest Rate				10.00%				10.00%		10.00%						10.00%
Convertible Debt					2,000,000			4,071,000								3,805,500					1,310,000																											100,000			1,625,000
Class of Warrant or Right, Outstanding (in Shares)												6,258,648		6,258,648		1,922,944																																			16.25
Perfect of Gross Proceeds Unit Cash Fee																10.00%
Warrants Issued During Period, Value (in Dollars)								120,218								812,500
Debt Issuance Cost (in Dollars)								413,000								170,000			629,213																					293,000
Finite-Lived Intangible Asset, Useful Life																5 years																															3 years
Fair Value Assumptions, Exercise Price (in Dollars per share)								$ 9.64								$ 0.60
Unamortized Debt Issuance Expense																44,579
Proceeds from Issuance of Convertible Preferred Stock (in Dollars)					10,000,000														7,965,000
Selling Price of Unit					0
Other Liabilities					$ 2,000,000